Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000101218 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000101218 | 33740U505 | FT Vest U.S. Equity Buffer ETF - December
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000101218 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000101218 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000101218 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000101218 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000101218 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101218 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101218 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101218 | 82889N632 | Simplify Enhanced Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101218 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101218 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000101218 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000101218 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.00%
C000101218 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000082963 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082963 | 33740U505 | FT Vest U.S. Equity Buffer ETF - December
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082963 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000082963 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000082963 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000082963 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082963 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082963 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082963 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082963 | 82889N632 | Simplify Enhanced Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082963 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082963 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000082963 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000082963 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.00%
C000082963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000079614 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000079614 | 33740U505 | FT Vest U.S. Equity Buffer ETF - December
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000079614 | 78464A854 | SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000079614 | 78464A805 | SPDR Portfolio S&P 1500 Composite Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000079614 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000079614 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079614 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000079614 | 02072L433 | Astoria US Equal Weight Quality Kings ETF
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000079614 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079614 | 82889N632 | Simplify Enhanced Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000079614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079614 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000079614 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000079614 | Equity
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000079614 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.00%
C000079614 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000100899 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100899 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000100899 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000100899 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000100899 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000100899 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000100899 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000100899 | 381430529 | Goldman Sachs Access Treasury 0-1 Year ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100899 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100899 | 46431W507 | BlackRock Short Duration Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000100899 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000100899 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000100899 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100901 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100901 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000100901 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000100901 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000100901 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000100901 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000100901 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000100901 | 381430529 | Goldman Sachs Access Treasury 0-1 Year ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100901 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000100901 | 46431W507 | BlackRock Short Duration Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000100901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000100901 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000100901 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136883 | 78468R200 | SPDR Bloomberg Investment Grade Floating Rate ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000136883 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000136883 | 92204A884 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000136883 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000136883 | 464288679 | iShares Short Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000136883 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136883 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136883 | 381430529 | Goldman Sachs Access Treasury 0-1 Year ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136883 | 81369Y860 | Real Estate Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136883 | 46431W507 | BlackRock Short Duration Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136883 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136883 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000136883 | Equity
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000136883 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.50%
C000136883 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%